Summary of Option Activity (Details) - USD ($)	3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate Intrinsic Value, Granted				$ 14.20	$ 20.00
2021 [Equity Incentive Plan Plan Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of stock options, outstanding at Beginning balance	67,493	62,004	43,060	43,060	26,173
Number of Shares, Granted	5,204	6,388	19,225		20,882	26,173
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 12.20	$ 19.20	$ 35.00		$ 34.40	$ 120.00
Weighted Average Remaining Contractual Term, Grants	9 years 10 months 20 days	9 years 11 months 23 days	9 years 11 months 1 day		9 years 2 months 1 day	9 years 11 months 8 days
Aggregate intrinsic value, Grants
Number of Shares, Exercised
Number of Shares, Forfeitures or expirations	(50)	(899)	(281)		(3,995)
Weighted Average Exercise Price, Forfeitures or expirations					$ 69.20
Number of stock options, outstanding at Ending balance	72,647	67,493	62,004	72,647	43,060	26,173
Weighted Average Exercise Price, Outstanding Ending Balance	$ 59.80	$ 63.20	$ 63.20	$ 59.80	$ 83.20
Weighted Average Remaining Contractual Life (Years) Outstanding	8 years 10 months 2 days	9 years 3 days	9 years 3 days		9 years 18 days
Aggregate intrinsic value, Outstanding Ending
Shares, Vested and expected to vest	72,647			72,647	43,060
Shares, Exercisable	16,816			16,816	8,451
Weighted Average Exercise Price, Outstanding Ending Balance	$ 63.20	$ 63.20	$ 83.20	$ 83.20
Aggregate Intrinsic Value, Granted	$ 10,607